THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
OCTOBER 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.8%
	Shares	Value

COMMUNICATION SERVICES — 2.0%
John Wiley & Sons, Cl A	865,000	$39,850,550

CONSUMER DISCRETIONARY — 3.7%
National Vision Holdings *	682,115	16,234,337
Sally Beauty Holdings *	1,810,000	28,055,000
Wolverine World Wide	1,010,000	29,976,800

		74,266,137

CONSUMER STAPLES — 13.5%
B&G Foods	1,240,000	19,282,000
Boston Beer, Cl A *	35,000	13,106,100
elf Beauty *	1,355,000	22,764,000
Freshpet *	510,000	26,652,600
Hostess Brands, Cl A *	3,660,000	46,774,800
J&J Snack Foods	50,000	9,538,000
Lancaster Colony	288,540	40,158,997
MGP Ingredients	525,000	22,517,250
Simply Good Foods *	1,390,000	34,110,600
TreeHouse Foods *	660,000	35,653,200

		270,557,547

FINANCIALS — 13.9%
Argo Group International Holdings	633,000	39,163,710
Bryn Mawr Bank	420,000	16,006,200
Community Bank System	380,000	25,756,400
CVB Financial	985,000	20,468,300
German American Bancorp	455,000	15,037,750
Independent Bank	455,000	37,346,400
James River Group Holdings	430,000	15,398,300
Palomar Holdings, Cl A *	117,315	5,296,772
Prosperity Bancshares	410,000	28,298,200
Stock Yards Bancorp	375,000	14,977,500
UMB Financial	660,000	43,071,600
Washington Trust Bancorp	320,000	16,348,800

		277,169,932

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
OCTOBER 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — 20.5%
AtriCure *	452,005	$12,018,813
Avanos Medical *	1,100,000	48,444,000
Cantel Medical	425,000	30,978,250
Cardiovascular Systems *	810,000	36,061,200
Catalent *	690,000	33,568,500
CONMED	465,000	51,159,300
Inspire Medical Systems *	235,000	14,330,300
Integra LifeSciences Holdings *	1,020,000	59,221,200
Masimo *	130,000	18,952,700
NuVasive *	310,000	21,867,400
Penumbra *	100,000	15,597,000
Prestige Consumer Healthcare *	885,000	31,382,100
Teladoc Health *	470,000	36,002,000

		409,582,763

INDUSTRIALS — 16.7%
Altra Industrial Motion	1,065,000	32,802,000
Barnes Group	665,000	38,869,250
CSW Industrials	120,955	8,372,505
Evoqua Water Technologies *	661,325	11,487,216
John Bean Technologies	500,000	51,385,000
Lydall *	265,000	5,186,050
MSA Safety	460,000	55,232,200
Ritchie Bros. Auctioneers	875,000	35,980,000
Standex International	305,000	23,112,900
TriMas *	455,000	14,705,600
Welbilt *	2,935,000	55,647,600

		332,780,321

INFORMATION TECHNOLOGY — 17.8%
Blackbaud	410,000	34,419,500
Blackline *	600,000	28,044,000
Envestnet *	450,000	28,120,500
LogMeIn	260,000	17,076,800
New Relic *	560,000	35,873,600
Novanta *	64,835	5,773,557
Pure Storage, Cl A *	2,905,000	56,531,300
Q2 Holdings *	615,000	43,966,350

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
OCTOBER 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Qualys *	155,000	$13,226,150
SailPoint Technologies Holding *	1,380,000	26,716,800
Tenable Holdings *	1,085,000	27,342,000
Yext *	2,400,000	39,504,000

		356,594,557

MATERIALS — 5.7%
Chase	90,000	10,543,500
H.B. Fuller	600,000	29,280,000
Innospec	270,000	24,667,200
Sensient Technologies	780,000	48,796,800

		113,287,500

TOTAL COMMON STOCK (Cost $1,554,489,015)		1,874,089,307

CASH EQUIVALENTS — 6.5%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 1.720%	20,000,000	20,000,000
Fidelity Treasury Portfolio, Cl I, 1.490%	109,149,240	109,149,240

TOTAL CASH EQUIVALENTS (Cost $129,149,240)		129,149,240

TOTAL INVESTMENTS— 100.3% (Cost $1,683,638,255)		$2,003,238,547

Percentages are based on Net Assets of $1,997,138,700.

*   Non-income producing security.

** Rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2019, there were no transfers in or out of Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-3000

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%
	Shares	Value

COMMUNICATION SERVICES — 1.1%
John Wiley & Sons, Cl A	890,000	$41,002,300

CONSUMER DISCRETIONARY — 6.4%
Advance Auto Parts	510,000	82,864,800
Sally Beauty Holdings *	2,000,000	31,000,000
Tractor Supply	665,000	63,188,300
Ulta Beauty *	235,000	54,790,250

		231,843,350

CONSUMER STAPLES — 12.8%
Brown-Forman, Cl B	830,000	54,381,600
Campbell Soup	975,000	45,152,250
Flowers Foods	1,505,000	32,688,600
Hormel Foods	1,380,000	56,428,200
JM Smucker	695,000	73,447,600
Lamb Weston Holdings	1,015,000	79,210,600
McCormick	225,000	36,155,250
Molson Coors Brewing, Cl B	860,000	45,339,200
TreeHouse Foods *	800,000	43,216,000

		466,019,300

FINANCIALS — 12.9%
Arthur J Gallagher	970,000	88,483,400
Commerce Bancshares	585,000	37,650,600
Cullen/Frost Bankers	495,000	44,589,600
Everest Re Group	440,000	113,119,600
Morningstar	135,000	21,848,400
Northern Trust	810,000	80,740,800
Prosperity Bancshares	640,000	44,172,800
SVB Financial Group *	170,000	37,651,600

		468,256,800

HEALTH CARE — 23.2%
Align Technology *	85,000	21,444,650
Bio-Techne	375,000	78,063,750

4

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Cantel Medical	785,000	$57,218,650
Catalent *	1,365,000	66,407,250
Cooper	220,000	64,020,000
DENTSPLY SIRONA	1,490,000	81,622,200
Edwards Lifesciences *	400,000	95,352,000
Envista Holdings *	200,200	5,871,866
Integra LifeSciences Holdings *	1,485,000	86,219,100
Laboratory Corporation of America Holdings *	340,000	56,021,800
Masimo *	294,905	42,994,200
Veeva Systems, Cl A *	385,000	54,604,550
Waters *	445,000	94,170,900
West Pharmaceutical Services	270,000	38,836,800

		842,847,716

INDUSTRIALS — 14.9%
AMETEK	1,005,000	92,108,250
Fortive	1,435,000	99,015,000
IDEX	510,000	79,320,300
Nordson	665,000	104,278,650
Rockwell Automation	555,000	95,454,450
Stericycle *	674,430	38,847,168
Verisk Analytics, Cl A	225,000	32,557,500

		541,581,318

INFORMATION TECHNOLOGY — 20.9%
ANSYS *	80,000	17,612,000
Blackbaud	660,000	55,407,000
Guidewire Software *	615,000	69,335,100
Medallia *	1,025,000	29,807,000
New Relic *	665,000	42,599,900
Nutanix, Cl A *	1,840,000	53,764,800
Okta, Cl A *	435,000	47,445,450
Palo Alto Networks *	375,000	85,271,250
Pure Storage, Cl A *	3,575,000	69,569,500
ServiceNow *	325,000	80,359,500
Splunk *	740,000	88,770,400
Synopsys *	265,000	35,973,750

5

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Workday, Cl A *	500,000	$81,080,000

		756,995,650

MATERIALS — 3.3%
AptarGroup	590,000	69,708,500
International Flavors & Fragrances	410,000	50,024,100

		119,732,600

TOTAL COMMON STOCK (Cost $2,860,442,401)		3,468,279,034

CASH EQUIVALENTS — 5.0%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 1.720%	20,000,000	20,000,000
Fidelity Treasury Portfolio, Cl I, 1.490%	161,272,581	161,272,581

TOTAL CASH EQUIVALENTS (Cost $181,272,581)		181,272,581

TOTAL INVESTMENTS — 100.5% (Cost $3,041,714,982)		$3,649,551,615

Percentages are based on Net Assets of $3,631,130,901.

*   Non-income producing security.

** Rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2019, there were no transfers in or out of Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2300

6

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%
	Shares	Value

ARGENTINA — 2.3%
MercadoLibre *	175	$91,266

BRAZIL — 2.4%
Ambev ADR	13,600	58,616
Itau Unibanco Holding ADR	4,395	39,687

		98,303

CHINA — 24.9%
Alibaba Group Holding ADR *	1,460	257,937
Foshan Haitian Flavouring & Food, Cl A	5,100	80,957
JD.com ADR *	2,585	80,523
Meituan Dianping, Cl B *	3,200	38,236
Shenzhen Inovance Technology, Cl A	17,000	60,240
Tencent Holdings	5,500	225,117
WuXi AppTec, Cl H	7,420	89,653
Wuxi Biologics Cayman *	8,500	100,317
Yum China Holdings	1,855	78,838

		1,011,818

HONG KONG — 8.3%
AIA Group	15,700	157,146
Hong Kong Exchanges & Clearing	2,300	71,896
Shenzhou International Group Holdings	4,900	67,895
Vitasoy International Holdings	10,000	40,701

		337,638

HUNGARY — 1.5%
OTP Bank	1,345	62,045

INDIA — 18.2%
Avenue Supermarts, Cl A *	2,190	61,587
Bajaj Finance	1,040	59,054
Britannia Industries	1,565	72,076
HDFC Bank	7,130	123,679

7

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INDIA — continued
Housing Development Finance	2,270	$68,229
Kotak Mahindra Bank	3,925	87,128
Maruti Suzuki India	450	47,960
Reliance Industries	6,605	136,363
Tata Consultancy Services	2,565	82,077

		738,153

INDONESIA — 2.0%
Bank Central Asia	36,200	81,106

KENYA — 1.9%
Safaricom PLC	267,000	76,895

MEXICO — 5.6%
Banco del Bajio	31,355	50,830
Grupo Aeroportuario del Sureste ADR	410	67,138
Wal-Mart de Mexico	36,000	108,251

		226,219

NETHERLANDS — 5.8%
Heineken	950	96,935
Unilever ADR	2,300	136,252

		233,187

PERU — 1.6%
Credicorp	300	64,212

SOUTH AFRICA — 3.8%
Clicks Group	4,590	74,892
Discovery	9,780	78,079

		152,971

SOUTH KOREA — 5.6%
Kakao	600	72,973
Koh Young Technology	985	79,667
LG Household & Health Care	70	75,869

		228,509

8

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value

TAIWAN — 7.8%
Chroma ATE	9,170	$45,940
Taiwan Semiconductor Manufacturing	20,600	202,003
Voltronic Power Technology	3,100	68,741

		316,684

UNITED STATES — 1.6%
International Flavors & Fragrances	515	62,835

VIETNAM — 1.8%
Vietnam Dairy Products JSC	13,248	74,225

TOTAL COMMON STOCK (Cost $3,000,745)		3,856,066

PREFERRED STOCK* — 0.7%

BRAZIL — 0.7%
Banco Inter S.A. † (Cost $30,341)	7,000	30,009

CASH EQUIVALENT — 4.3%**

Fidelity Treasury Portfolio, Cl I, 1.490% (Cost $175,125)	175,125	175,125

TOTAL INVESTMENTS— 100.1% (Cost $3,206,211)		$4,061,200

Percentages are based on Net Assets of $4,057,238. * Non-income producing security. ** Rate reported is the 7-day effective yield as of October 31, 2019. † There is currently no rate available.

9

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2019
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

PLC — Public Limited Company

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2019, there were no transfers in or out of Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-0900

10